Contingencies, commitments and restrictions on the distribution of profits - Brazil Concession Agreement (Details) - Brasilia Concession Agreement R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Initial term of concession agreement	25 years
Concession agreement extension period	5 years
Additional mandatory investments		$ 9.4
Current amount of Phase II performance bonds		$ 53.4	R$ 258.3